As filed with the Securities and Exchange Commission on or about April 10, 2012

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
_____________

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 91	☒

and/or

REGISTRATION STATEMENT
Under the Investment Company Act of 1940

Amendment No. 92	☒

WILLIAM BLAIR FUNDS
(Exact Name of Registrant as Specified in Charter)

222 West Adams Street
Chicago, Illinois 60606
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (312) 364-8000

(Name and Address of Agent for Service) Michelle R. Seitz William Blair & Company, L.L.C. 222 West Adams Street Chicago, Illinois 60606	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on April 25, 2012 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 75 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) on September 2, 2011 and Post-Effective Amendment No. 88 to the Registrant’s Registration Statement filed under Rule 485(b) of the 1933 Act on January 12, 2012.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 10th day of April, 2012.

WILLIAM BLAIR FUNDS

By:	/s/Michelle R. Seitz
Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 10th day of April, 2012.

Signature	Title

/s/Richard W. Smirl	Trustee
Richard W. Smirl

/s/Ann P. McDermott*	Trustee
Ann P. McDermott

/s/Phillip O. Peterson*	Trustee
Phillip O. Peterson

/s/Lisa A. Pollina*	Trustee
Lisa A. Pollina

/s/Donald J. Reaves*	Trustee
Donald J. Reaves

/s/Donald L. Seeley*	Trustee
Donald L. Seeley

/s/Thomas J. Skelly*	Trustee
Thomas J. Skelly

/s/Michelle R. Seitz	Trustee (Chairperson of the Board) and President
Michelle R. Seitz	(Principal Executive Officer)

/s/Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal
Colette M. Garavalia	Accounting Officer)

*By:/s/Michelle R. Seitz
Michelle R. Seitz, Attorney-in-Fact

*Michelle R. Seitz signs this document pursuant to powers of attorney previously filed.

SIGNATURES

William Blair CLS Ltd. has duly caused this post-effective amendment No. 91 to the registration statement of William Blair Funds, with respect only to information that specifically relates to William Blair CLS Ltd. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 10th day of April, 2012.

WILLIAM BLAIR CLS LTD.

By:	/s/Michelle R. Seitz
Michelle R. Seitz, Director

By:	/s/Richard W. Smirl
Richard W. Smirl, Director

This post-effective amendment No. 91 to the registration statement of William Blair Funds with respect only to information that specifically relates to William Blair CLS Ltd. has been signed below by the following persons in the capacity indicated and on the 10th day of April, 2012.

Signature	Title

/s/Michelle R. Seitz	Director
Michelle R. Seitz

/s/Richard W. Smirl	Director
Richard W. Smirl